COMMITMENTS - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
COMMITMENTS
Net smelter return royalty	0.50%
Introductory agent fees and net smelter return royalty payments to reduce net smelter return royalty	$ 1,000,000
Decrease in net smelter return royalty	50.00%
Net smelter return royalty after reduction	0.25%